ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2016, which are included in our Annual Report on Form 20-F.

Adoption of new accounting standards and Accounting pronouncements to be adopted
Adoption of new accounting standards

In July 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2015-11 “Inventory (Topic 330): Simplifying the Measurement of Inventory”. The standard requires inventory to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendment is effective for the fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017, early adoption is permitted. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

Accounting pronouncements to be adopted

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)” and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the timing of costs that are reimbursed at the start or near the inception of a contract. The guidance is effective from January 1, 2018 and provides for enhanced disclosures. It may be applied retrospectively to each prior period presented subject to “practical expedients (“full retrospective) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

Management is currently assessing whether any services provided, over and above a bareboat charter, need to be accounted for on a different time basis than the underlying contract. Depending on the conclusion, the timing of the revenue could differ, however, the total amount earned from time charter contracts over all periods will remain the same. We expect to finalize our assessment in the second half of 2017.

In March 2016, the FASB issued guidance to ASU 2016-02 “Leases (Topic 842)”. This update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. We are currently in the process of evaluating the impact of this guidance on our Consolidated Financial Statements and related disclosures.

Any other accounting pronouncements yet to be adopted by us are consistent with those disclosed in our audited consolidated financial statements for the year ended December 31, 2016.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of June 30, 2017, we leased one vessel under finance lease from wholly-owned special purpose vehicle (“lessor SPV”) of financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the VIE into our financial results. The key line items impacted by our consolidation of the VIE are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor VIE, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor VIE entity. Upon receipt of the audited annual financial statements of the lessor VIE, we will make a true-up adjustment for any material differences.